Provisions and contingent liabilities - Contingent liabilities (possible) by nature (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	R$ 7,271,578	R$ 5,285,187
Tax [member]
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	6,027,879	4,176,046
Civil [member]
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	867,293	815,203
Labor [member]
Disclosure of contingent liabilities [line items]
Total Contingent liabilities (possible)	R$ 376,406	R$ 293,938